ACQUISITIONS (Narrative) (Details) € in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Mar. 18, 2015 USD ($) shares	Nov. 14, 2014 USD ($) shares	Nov. 14, 2014 EUR (€) shares	Dec. 18, 2014 USD ($) shares	Dec. 18, 2013 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Nov. 14, 2014 EUR (€)
Business Acquisition [Line Items]
Contingent estimated liability							$ 254
Payment of contingent consideration						1,990	2,054
Compensation costs recognized						3,880	2,827	$ 1,489
Appfluent [Member]
Business Acquisition [Line Items]
Ownership interests acquired	100.00%
Amount held in escrow deposit	$ 1,100
Period of amount held in escrow deposit	1 year
Number of shares issued for acquisition of entity | shares	726,033
Cash paid for entity	$ 10,997
Total consideration	19,213
Maximum milestone-based contingent payment	31,500
Fair value of milestone-based contingent payments	1,616
Gain included in selling and marketing as a reversal of previously accrued milestone-based contingent payment							1,826
Payment of contingent consideration						48
Appfluent [Member] | Key Employees [Member]
Business Acquisition [Line Items]
Employee retention payable						$ 2,000
Employee retention, percentage payable in shares						40.00%
Retention payments						$ 900	300
Retention payment issued						$ 600	$ 200
Retention payment issued, shares | shares						68,616	14,188
Compensation costs recognized						$ 744	$ 1,256
Appfluent [Member] | Core technology [Member]
Business Acquisition [Line Items]
Intangible assets acquired	6,350
Appfluent [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 382
Appfluent [Member] | Shares Held Back To Secure Indemnity Claims [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of entity | shares	144,171
Payment obligations	$ 1,253
Appfluent [Member] | Issued at closing [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of entity | shares	581,862
Bi Ready B V [Member]
Business Acquisition [Line Items]
Contingent estimated liability		$ 300				$ 271	292
Bi Ready B V [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets acquired		$ 748
Number of shares issued for acquisition of entity | shares		31,895	31,895
Fair value of shares issued for acquisition		$ 224
Maximum earnout potential consideration		374
Amortization period						5 years
Bi Ready B V [Member] | Technology-Based Intangible Assets [Member] | Euro [Member]
Business Acquisition [Line Items]
Intangible assets acquired | €			€ 600
Maximum earnout potential consideration | €									€ 300
Bi Ready B V [Member] | Core technology [Member]
Business Acquisition [Line Items]
Purchase price allocated to intangible assets		$ 1,272
Hayes Technology Group Incorporated [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of entity | shares				61,500	123,500
Fair value of shares issued for acquisition				$ 503
Cash paid for entity					$ 4,500
Contingent payment consideration, fair value					3,251
Change in fair value of contingent liability						$ (35)	241
Payment of contingent consideration						$ 1,942	$ 2,054
Hayes Technology Group Incorporated [Member] | Maximum [Member]
Business Acquisition [Line Items]
Contingent cash payment					4,200
Hayes Technology Group Incorporated [Member] | Payable January 2015 [Member] | Maximum [Member]
Business Acquisition [Line Items]
Contingent cash payment					2,100
Hayes Technology Group Incorporated [Member] | Payable January 2016 [Member] | Maximum [Member]
Business Acquisition [Line Items]
Contingent cash payment					$ 2,100